Commitments and Contingencies - Additional Information (Detail) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Contingent liabilities	€ 0	€ 0
Contingent assets	0	0
Material claims known to management related to the activities of the group	0
Contractual obligations and commitments	€ 95,400,000	€ 49,000,000